UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Abrams Capital Management, L.P.
Address: 222 Berkeley Street
         22nd Floor
         Boston, MA  02116

13F File Number:  028-11903

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Fred Leif
Title:     Chief Financial Officer
Phone:     617-646-6100

Signature, Place, and Date of Signing:

 /s/      Fred Leif     Boston, MA     February 13, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    16

Form 13F Information Table Value Total:    $1,101,786 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CLEAR CHANNEL OUTDOOR HLDGS    CL A             18451C109    23548  3354390 SH       SOLE                  3354390        0        0
COMMONWEALTH REIT              COM SH BEN INT   203233101    33453  2111931 SH       SOLE                  2111931        0        0
ENGILITY HLDGS INC             COM              29285W104    51200  2658339 SH       SOLE                  2658339        0        0
GOOGLE INC                     CL A             38259P508    53623    75805 SH       SOLE                    75805        0        0
LAMAR ADVERTISING CO           CL A             512815101   213050  5498060 SH       SOLE                  5498060        0        0
MANTECH INTL CORP              CL A             564563104    19905   767330 SH       SOLE                   767330        0        0
NEXEN INC                      COM              65334H102   192526  7146479 SH       SOLE                  7146479        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF T    780097713     5033   210505 SH       SOLE                   210505        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF S    780097739     1505    65450 SH       SOLE                    65450        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS R   780097747     2590   115305 SH       SOLE                   115305        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PFD SER P    780097762     1281    57380 SH       SOLE                    57380        0        0
SANOFI                         RIGHT 12/31/2020 80105N113    53157 31269087 SH       SOLE                 31269087        0        0
SILGAN HOLDINGS INC            COM              827048109    31450   757104 SH       SOLE                   757104        0        0
SLM CORP                       COM              78442P106   257442 15028723 SH       SOLE                 15028723        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209    95638  2561269 SH       SOLE                  2561269        0        0
WESCO AIRCRAFT HLDGS INC       COM              950814103    66385  5025335 SH       SOLE                  5025335        0        0